Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and Geographical Information [Abstract]
Reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates

A reconciliation from consolidated trading profit reported to Fiat Industrial under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2012 and 2011, and a reconciliation from consolidated trading profit reported to Fiat under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the year ended December 2010 are provided below.

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Trading profit	$2,012	$1,606	$1,001
Adjustments to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for benefit plans	(35)	(31)	(62)
Accounting for other intangible assets, primarily product development costs	(231)	(138)	(176)
Restructuring	(4)	—	(16)
Net financial expense	(258)	(322)	(342)
Other	(32)	36	11

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,452	$1,151	$416

Summary of trading profit by reportable segment

The following summarizes trading profit by reportable segment:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Agricultural equipment	$1,625	$1,264	$839
Construction equipment	(37)	27	(43)
Financial services	424	315	205

Trading profit	$2,012	$1,606	$1,001

Summary of additional reportable segment information compiled under IFRS

A summary of additional reportable segment information, compiled under IFRS, as of and for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
	(in millions)
Revenues:
Agricultural equipment	$15,657	$14,183	$11,528
Construction equipment	3,770	3,876	2,946
Financial services	1,538	1,629	1,617
Eliminations	(336)	(347)	(309)

Net revenues under IFRS	20,629	19,341	15,782
Difference, principally classification of finance income	(182)	(156)	(174)

Revenues under U.S. GAAP	$20,447	$19,185	$15,608

Depreciation and amortization:
Agricultural equipment	$333	$303	$264
Construction equipment	117	102	97
Financial services	126	117	124

Depreciation and amortization under IFRS	576	522	485
Difference, principally amortization of development costs capitalized under IFRS	(119)	(96)	(70)

Depreciation and amortization under U.S. GAAP	$457	$426	$415

Total assets:
Agricultural equipment [1]	$12,914	$13,182	$11,913
Construction equipment [1]	4,115	4,423	3,729
Financial services	20,058	18,106	17,346
Assets not allocated to segments, principally goodwill, other intangibles and taxes	13,142	12,678	11,742
Eliminations	(14,005)	(13,758)	(12,544)

Total assets under IFRS	36,224	34,631	32,186
Difference, principally product development cost capitalised under IFRS	(798)	(538)	(597)

Total assets under U.S. GAAP	$35,426	$34,093	$31,589

1	Includes receivables legally transferred to Financial Services.

	2012	2011	2010
	(in millions)
Expenditures for additions to long-lived assets*:
Agricultural equipment	$770	$507	$430
Construction equipment	160	148	138
Financial services	469	393	362

Expenditures for additions to long-lived assets under IFRS	1,399	1,048	930
Difference, development costs capitalized under IFRS	(367)	(244)	(264)

Total expenditures for additions to long-lived assets under U.S. GAAP	$1,032	$804	$666

*	Includes equipment on operating leases and property, plant and equipment

	2012	2011
	(in millions)
Investments in unconsolidated subsidiaries and affiliates:
Agricultural equipment	$216	$205
Construction equipment	33	221
Financial services	101	83

Investments in unconsolidated subsidiaries and affiliates under IFRS	350	509
Difference, principally product development cost capitalized under IFRS	(5)	(3)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	345	506

Long lived tangible assets by geographic area and total revenue by destination

The following highlights CNH’s long-lived tangible assets by geographic area and total revenues by destination:

	United States	Brazil	Canada	France	Australia	Germany	Other	Total
	(in millions)
At December 31, 2012, and for the year then ended:
Total revenues	$7,541	$2,415	$1,829	$1,188	$754	$678	$6,042	$20,447

Long-lived tangible assets	$1,376	$344	$277	$75	$34	$33	$848	$2,987

At December 31, 2011, and for the year then ended:
Total revenues	$6,786	$2,421	$1,592	$1,029	$721	$650	$5,986	$19,185

Long-lived tangible assets	$1,190	$326	$250	$77	$28	$32	$699	$2,602

At December 31, 2010, and for the year then ended:
Total revenues	$5,771	$2,355	$1,102	$715	$547	$518	$4,600	$15,608

Long-lived tangible assets	$1,070	$301	$241	$80	$22	$35	$659	$2,408